Debt, Lease Liabilities and Other Notes Payable - Other notes payable (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2010
Debt, lease liabilities and other notes payable outstanding
Principal	$ 122,378,292
Principal amount of current portion of long-term debt	492,489
Principal amount of long-term debt, net of current portion	121,885,803
Finance Costs	(1,441,597)
Finance Cost on current portion of long-term debt	(538)
Finance Cost on long-term debt, net of current portion	(1,441,059)
Total debt, excluding interest payable	120,936,695
Less: Current portion of long-term debt, excluding interest payable	491,951
Long-term debt, net of current portion, excluding interest payable	120,444,744
Interest Payable	1,943,863			$ 1,120,009
Interest Payable on current portion of long-term debt	1,943,863
Total debt	122,880,558		$ 123,091,986
Less: Current portion of long-term debt	2,435,814		2,108,371
Long-term debt, net of current portion	120,444,744		120,983,615
Lease liabilities:
Total lease liabilities	9,363,520		5,317,944
Less: Current portion	1,257,766		651,832
Lease liabilities, net of current portion	8,105,754		4,666,112
Other notes payable:
Principal	1,324,063
Principal amount of current portion of other notes payable	1,324,063
Total other notes payable, excluding interest payable	1,324,063
Less: Current portion, excluding interest payable	1,324,063
Less: Current portion	$ 1,324,063		1,288,437
Other notes payable, net of current portion			1,288,437
Effective interest rate on other notes payable	3.00%
IFRS 16
Debt, lease liabilities and other notes payable outstanding
Total debt, excluding interest payable			4,641,705
Lease liabilities:
Total lease liabilities	$ 4,797,312	$ 10,115,256	4,641,705
Satellite Transponders
Debt, lease liabilities and other notes payable outstanding
Total debt, excluding interest payable	$ 4,014,567
Lease liabilities:
Effective interest rate on lease liabilities	7.30%
Total lease liabilities	$ 4,014,567		4,569,773
Other
Debt, lease liabilities and other notes payable outstanding
Total debt, excluding interest payable	$ 707,248
Lease liabilities:
Effective interest rate on lease liabilities	6.79%
Total lease liabilities	$ 707,248		748,171
7.38% Notes due 2020
Debt, lease liabilities and other notes payable outstanding
Principal								$ 10,000,000
TIIE + 0.35% Notes due 2021
Debt, lease liabilities and other notes payable outstanding
Principal							$ 6,000,000
TIIE + 0.35% Notes due 2022
Debt, lease liabilities and other notes payable outstanding
Principal						$ 5,000,000
8.79% Notes due 2027
Debt, lease liabilities and other notes payable outstanding
Principal					$ 4,500,000
TIIE | TIIE + 0.35% Notes due 2021
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)	0.35%
TIIE | TIIE + 0.35% Notes due 2022
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)	0.35%
U.S. dollar
Debt, lease liabilities and other notes payable outstanding
Principal	$ 84,032,910
Finance Costs	(1,237,521)
Total debt, excluding interest payable	82,795,389
Interest Payable	1,630,722
Total debt	$ 84,426,111		72,590,240
U.S. dollar | 6.625% Senior Notes due 2025
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	6.625%
Principal	$ 11,330,280
Finance Costs	(201,124)
Total debt, excluding interest payable	11,129,156
Interest Payable	212,679
Total debt	$ 11,341,835		11,785,933
Effective Interest Rate	7.60%
U.S. dollar | 4.625% Senior Notes due 2026
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	4.625%
Principal	$ 5,665,140
Finance Costs	(29,392)
Total debt, excluding interest payable	5,635,748
Interest Payable	131,006
Total debt	$ 5,766,754		5,867,541
Effective Interest Rate	5.03%
U.S. dollar | 8.50% Senior Notes due 2032
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	8.50%
Principal	$ 5,665,140
Finance Costs	(21,636)
Total debt, excluding interest payable	5,643,504
Interest Payable	147,136
Total debt	$ 5,790,640		6,031,784
Effective Interest Rate	9.00%
U.S. dollar | 6.625% Senior Notes due 2040
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	6.625%
Principal	$ 11,330,280
Finance Costs	(126,853)
Total debt, excluding interest payable	11,203,427
Interest Payable	408,677
Total debt	$ 11,612,104		11,705,333
Effective Interest Rate	7.05%
U.S. dollar | 5% Senior Notes due 2045
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	5.00%
Principal	$ 18,883,800
Finance Costs	(429,880)
Total debt, excluding interest payable	18,453,920
Interest Payable	136,384
Total debt	$ 18,590,304		19,368,289
Effective Interest Rate	5.39%
U.S. dollar | 5.25% Senior Notes due 2049
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	5.25%
Principal	$ 14,162,850
Finance Costs	(304,564)
Total debt, excluding interest payable	13,858,286
Interest Payable	74,355
Total debt	$ 13,932,641
Effective Interest Rate	5.59%
U.S. dollar | 6.125% Senior Notes due 2046
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	6.125%
Principal	$ 16,995,420
Finance Costs	(124,072)
Total debt, excluding interest payable	16,871,348
Interest Payable	520,485
Total debt	$ 17,391,833		17,831,360
Effective Interest Rate	6.47%
Mexican peso
Debt, lease liabilities and other notes payable outstanding
Principal	$ 38,345,382
Finance Costs	(204,076)
Total debt, excluding interest payable	38,141,306
Interest Payable	313,141
Total debt	$ 38,454,447		50,501,746
Mexican peso | 7.38% Notes due 2020
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	7.38%
Total debt			10,105,969
Effective Interest Rate	0.00%
Mexican peso | TIIE + 0.35% Notes due 2021
Debt, lease liabilities and other notes payable outstanding
Total debt			5,995,173
Effective Interest Rate	0.00%
Mexican peso | TIIE + 0.35% Notes due 2022
Debt, lease liabilities and other notes payable outstanding
Total debt			4,994,111
Effective Interest Rate	0.00%
Mexican peso | 8.79% Notes due 2027
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	8.79%
Principal	$ 4,500,000
Finance Costs	(18,481)
Total debt, excluding interest payable	4,481,519
Interest Payable	93,394
Total debt	$ 4,574,913		4,571,455
Effective Interest Rate	8.84%
Mexican peso | 8.49% Senior Notes due 2037
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	8.49%
Principal	$ 4,500,000
Finance Costs	(12,628)
Total debt, excluding interest payable	4,487,372
Interest Payable	31,837
Total debt	$ 4,519,209		4,518,485
Effective Interest Rate	8.94%
Mexican peso | 7.25% Senior Notes due 2043
Debt, lease liabilities and other notes payable outstanding
Borrowing interest rate (as a percent)	7.25%
Principal	$ 6,500,000
Finance Costs	(55,460)
Total debt, excluding interest payable	6,444,540
Interest Payable	73,305
Total debt	$ 6,517,845		6,481,443
Effective Interest Rate	7.92%
Mexican peso | Bank loans
Debt, lease liabilities and other notes payable outstanding
Principal	$ 16,000,000
Finance Costs	(116,183)
Total debt, excluding interest payable	15,883,817
Interest Payable	88,143
Total debt	$ 15,971,960		5,971,497
Effective Interest Rate	9.04%
Mexican peso | Bank loans (Sky)
Debt, lease liabilities and other notes payable outstanding
Principal	$ 5,500,000
Total debt, excluding interest payable	5,500,000
Interest Payable	25,212
Total debt	$ 5,525,212		5,524,133
Effective Interest Rate	7.11%
Mexican peso | Bank loans (TVI)
Debt, lease liabilities and other notes payable outstanding
Principal	$ 1,345,382
Finance Costs	(1,324)
Total debt, excluding interest payable	1,344,058
Interest Payable	1,250
Total debt	$ 1,345,308		$ 2,339,480
Effective Interest Rate	8.92%
Mexican peso | TIIE | TIIE + 0.35% Notes due 2021
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)	0.35%
Mexican peso | TIIE | TIIE + 0.35% Notes due 2022
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)	0.35%